Prepaid Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepaid Expenses [Abstract]
Schedule Of Prepaid Expenses

	June 30,	December 31,
	2022	2021
Prepaid services	$290	$523
Prepaid insurance	40	16
Prepaid licenses, software tools and support	33	23
Other prepaid expenses	7	12
	$370	$574

	2021	2020
Prepaid services	$523	$408
Prepaid bonds for German statutory costs	-	142
Prepaid insurance	23	21
Prepaid licenses, software tools and support	16	11
Other prepaid expenses	12	17
	$574	$599